INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2011
INVENTORIES

	December 31, 2011	December 31, 2010	June 30, 2010
Ore stockpiles	63.7	57.8	61.1
Gold in-process	26.9	31.5	33.7
Consumable stores	205.5	156.4	134.3
Other	1.6	10.6	5.8

	297.7	256.3	234.9